Insurance - Summary Of Fair Value Changes in Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Change In Fair Value Of Investment Contracts [Line Items]
Fair value	$ 745	$ 796
Notional amount due at contractual maturity	1,278	1,336
Difference between fair value and amount due at contractual maturity	(533)	(540)
Change in fair value - gains (losses) recorded in the Consolidated Statement of Income	(35)	(86)
Change in fair value - (losses) due to own credit risk recorded in OCI (before tax)	28	(34)
Cumulative change in fair value - gains (losses) due to own credit risk recognized in AOCI (before tax)	$ 2	$ (26)